CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total		Total	Issued capital	Capital Surplus	Other capital reserves	Accumulated deficit [1]	Foreign currency translation reserve	Non-controlling interests
Number of shares outstanding at beginning of period (in shares) (Previously stated) at Dec. 31, 2018				1,749,127,404
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2018				1,749,127,404
Equity at beginning of period (Previously stated) at Dec. 31, 2018	$ 2,779		$ 3,670	$ 2	$ 12,753	$ 743	$ (1,412)	$ (8,416)	$ (891)
Equity at beginning of period (Increase (decrease) due to changes in accounting policy required by IFRSs) at Dec. 31, 2018	(4)		(3)				(3)		(1)
Equity at beginning of period at Dec. 31, 2018	2,775		3,667	$ 2	12,753	743	(1,415)	(8,416)	(892)
Profit / (loss) for the period	683	[2]	621				621		62
Other comprehensive income / (loss)	56		112			6	1	105	(56)
Total comprehensive income / (loss)	739		733			6	622	105	6
Dividends declared	(633)		(525)				(525)		(108)
Acquisition of non-controlling interest	(608)		(2,594)			(2,594)			1,986
Other	(53)		(55)			(42)	(12)	(1)	2
Number of shares outstanding at end of period (in shares) (Previously stated) at Dec. 31, 2019				1,749,127,404
Number of shares outstanding at end of period (in shares) at Dec. 31, 2019				1,749,127,404
Equity at end of period (Previously stated) at Dec. 31, 2019	2,220		1,226	$ 2	12,753	(1,887)	(1,330)	(8,312)	994
Equity at end of period at Dec. 31, 2019	2,220		1,226	$ 2	12,753	(1,887)	(1,330)	(8,312)	994
Profit / (loss) for the period	(316)	[2]	(349)				(349)		33
Other comprehensive income / (loss)	(541)		(451)			(10)	(4)	(437)	(90)
Total comprehensive income / (loss)	(857)		(800)			(10)	(353)	(437)	(57)
Dividends declared	(349)		(262)				(262)		(87)
Other	(1)		(1)			(1)	26	(26)	0
Number of shares outstanding at end of period (in shares) at Dec. 31, 2020				1,749,127,404
Equity at end of period at Dec. 31, 2020	1,013		163	$ 2	12,753	(1,898)	(1,919)	(8,775)	850
Profit / (loss) for the period	801		674				674		127
Other comprehensive income / (loss)	(203)		(161)			(1)	(2)	(158)	(42)
Total comprehensive income / (loss)	598		513			(1)	672	(158)	85
Dividends declared	(89)		0				0		(89)
Acquisition of non-controlling interest	(7)		(76)			(76)			69
Acquisition of subsidiary	(10)		(16)			(16)			6
Other	0		2			1	1	0	(2)
Number of shares outstanding at end of period (in shares) at Dec. 31, 2021				1,749,127,404
Equity at end of period at Dec. 31, 2021	$ 1,505		$ 586	$ 2	$ 12,753	$ (1,990)	$ (1,246)	$ (8,933)	$ 919

[1]	Certain of the consolidated entities of VEON Ltd. are restricted from remitting funds in the form of cash dividends or loans by a variety of regulations, contractual or local statutory requirements, refer to Note 26 for further details.
[2]	*Prior year comparatives for the years ended December 31, 2020 and 2019 are adjusted following the classification of Algeria as a discontinued operation (see Note 10)